                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516

                          UBS Multi-Strat Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                                                                                           DOLLAR
                                                                        REALIZED                                          AMOUNT OF
                                                                           AND                                           FAIR VALUE
                                                                       UNREALIZED                                FIRST    FOR FIRST
                                                                % OF   GAIN/(LOSS)    INITIAL                  AVAILABLE  AVAILABLE
                                                              MEMBERS'    FROM      ACQUISITION               REDEMPTION REDEMPTION
INVESTMENT FUND                          COST     FAIR VALUE   CAPITAL INVESTMENTS      DATE    LIQUIDITY (a)     (b)        (b)
---------------                      ----------- ------------ -------- -----------  ----------- ------------- ---------- ----------
CONVERTIBLE ARBITRAGE
Waterstone Market Neutral Fund,
   L.P. (c)                          $ 3,136,852 $  6,200,851    4.81  $   355,710   10/1/2004    Quarterly
                                     ----------- ------------   -----  -----------
   CONVERTIBLE ARBITRAGE SUBTOTAL    $ 3,136,852 $  6,200,851    4.81% $   355,710
DIRECT LOANS/STRUCTURED FINANCE
CPIM Structured Credit Fund,
   L.P. (d)                            1,807,487      339,478    0.26      (83,146)  11/1/2005       N/A
Marathon Structured Finance Fund,
   L.P. (d)                            1,833,195    1,598,020    1.24       58,776    4/1/2005       N/A
Marathon Structured Finance Fund,
   L.P. (e)                              190,476      763,624    0.59        8,228    4/1/2005       N/A
                                     ----------- ------------   -----  -----------
   DIRECT LOANS/STRUCTURED FINANCE
      SUBTOTAL                       $ 3,831,158 $  2,701,122    2.09% $   (16,142)
DISTRESSED/CREDIT
Aurelius Capital Partners, L.P.        5,000,000    5,675,097    4.40      470,058   12/1/2009  Semi-Annually 12/31/2011  5,675,097
Brigade Leveraged Capital Structures
   Fund, L.P. (c)                      7,000,000    8,018,378    6.21      447,392    7/1/2009    Quarterly
Claren Road Credit Partners,
   L.P. (c)                            5,619,575    7,305,187    5.66     (234,476)   1/1/2007    Quarterly
Claren Road Credit Partners, L.P.
   L Interest (e)                        590,330      382,415    0.30      610,327    1/1/2007       N/A
Claren Road Credit Partners, L.P.,
   L Interest Payable (e)                316,820      418,245    0.32       90,277    1/1/2007       N/A
Gracie Credit Opportunities Fund,
   L.L.C. (c)                          7,000,000    7,211,618    5.59      197,526   11/1/2009    Quarterly   12/31/2010  7,211,618
Harbinger Capital Partners Fund I,
   L.P., Class L (e)                      24,855       93,351    0.07       19,363    9/1/2007       N/A
Harbinger Class PE Holdings (US)
   Trust (e)                             875,094      597,043    0.46     (161,085)   9/1/2007       N/A
                                     ----------- ------------   -----  -----------
   DISTRESSED/CREDIT SUBTOTAL        $26,426,674 $ 29,701,334   23.01% $ 1,439,382
GLOBAL MACRO
Brevan Howard, L.P. (c)                6,000,000    6,221,212    4.82      120,608   10/1/2009     Monthly
COMAC Global Macro Fund L.P. (c)       5,000,000    4,721,239    3.66     (278,761)   5/1/2010     Monthly
                                     ----------- ------------   -----  -----------
   GLOBAL MACRO SUBTOTAL             $11,000,000 $ 10,942,451    8.48% $  (158,153)
LONG/SHORT EQUITY
Anthion Partners, L.P. (c)             7,000,000    7,051,741    5.46       51,741    4/1/2010    Quarterly
Bay Pond Partners, L.P. (c)            4,017,395    6,695,427    5.19      562,655    7/1/2007  Semi-Annually
Cobalt Partners, L.P. (c)              7,074,584    7,930,304    6.14       41,659    7/1/2007  Semi-Annually
D. Jabro Partners, L.P. (c)            4,230,047    6,395,754    4.96      418,997    1/1/2006     Annually
Eminence Partners, L.P. (c)            4,149,544    5,493,430    4.26     (464,371)   1/1/2005    Quarterly
                                     ----------- ------------   -----  -----------
   LONG/SHORT EQUITY SUBTOTAL        $26,471,570 $ 33,566,656   26.01% $   610,681
MULTI-STRATEGY
Davidson Kempner Partners, L.P. (c)    7,160,713    9,478,376    7.34      659,175    1/1/2006  Semi-Annually
OZ Domestic Partners, L.P. (c)         3,946,297    5,741,742    4.45      225,232    5/1/2005     Annually
OZ Domestic Partners, L.P. (e)         1,886,406    2,848,496    2.21      257,641    5/1/2005       N/A
                                     ----------- ------------   -----  -----------
   MULTI-STRATEGY SUBTOTAL           $12,993,416 $ 18,068,614   14.00% $ 1,142,048
SPECIAL SITUATIONS
Brookdale International Partners,
   L.P. (c)                            5,098,474    9,291,520    7.20      546,437    8/1/2005    Quarterly
Mason Capital, L.P. (c)                6,000,000    6,215,686    4.82      215,686    1/1/2010     Annually
Seneca Capital, L.P. (e)                 479,251       29,959    0.02          (24)  10/1/2004       N/A
Seneca Capital, L.P. (e)                 457,396      128,250    0.10       48,306   10/1/2004       N/A
Seneca Capital, L.P., SLV (d)            903,032      840,860    0.65        5,514   10/1/2004       N/A
                                     ----------- ------------   -----  -----------

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                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

   SPECIAL SITUATIONS SUBTOTAL       $12,938,153 $ 16,506,275   12.79% $   815,919
Redeemed Investment Funds                     --           --      --   (3,036,958)
                                     ----------- ------------   -----  -----------
TOTAL                                $96,797,823 $117,687,303   91.19% $ 1,152,487
                                     =========== ============   =====  ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(e) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the September 30, 2010 measurement date.

                                  ASSETS TABLE

                                    TOTAL FAIR
                                     VALUE AT
                                  SEPTEMBER 30,
DESCRIPTION                            2010       LEVEL 1      LEVEL 2       LEVEL 3
-----------                       -------------   -------   ------------   -----------
Convertible Arbitrage              $  6,200,851     $--     $  6,200,851   $        --
Direct Loans/Structured Finance       2,701,122      --               --     2,701,122
Distressed/Credit                    29,701,334      --       22,535,183     7,166,151
Global Macro                         10,942,451      --       10,942,451            --
Long/Short Equity                    33,566,656      --       33,566,656            --
Multi-Strategy                       18,068,614      --       15,220,118     2,848,496
Special Situations                   16,506,275      --       15,507,206       999,069
                                   ------------     ---     ------------   -----------
TOTAL ASSETS                       $117,687,303     $--     $103,972,465   $13,714,838
                                   ------------     ---     ------------   -----------

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      CHANGE IN                    NET TRANSFERS
                                    BALANCE AS OF                     UNREALIZED         NET         IN AND/OR     BALANCE AS OF
                                     DECEMBER 31,      REALIZED     APPRECIATION /   PURCHASES /      (OUT) OF     SEPTEMBER 30,
DESCRIPTION                              2009       GAIN / (LOSS)    DEPRECIATION      (SALES)        LEVEL 3          2010
-----------                         -------------   -------------   --------------   -----------   -------------   -------------
Direct Loans / Structured Finance    $ 3,954,109     $(1,290,334)    $ 1,274,192     $(1,236,845)  $         --     $ 2,701,122
Distressed Credit                     13,272,999        (119,632)      1,346,099         837,840     (8,171,155)      7,166,151
Multi-Strategy                        13,397,872       2,052,557      (1,631,738)     (5,228,453)    (5,741,742)      2,848,496
Special Situations                     1,489,715         197,485         (40,412)       (647,719)            --         999,069
                                     -----------     -----------     -----------     -----------   ------------     -----------
Total                                $32,114,695     $   840,076     $   948,141     $(6,275,177)  $(13,912,897)    $13,714,838
                                     -----------     -----------     -----------     -----------   ------------     -----------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $1,463,484.

The net transfers out of Level 3 investments in the amount of $12,953,360 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to September 30, 2010. The remaining transfer out of Level 3 investments in the amount of $959,537 is due to a transfer between side pocket and liquid holdings during the period ended September 30, 2010.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

The Investment Fund in the convertible arbitrage strategy is generally subject to a 45 day redemption notice period and can be redeemed with no restrictions at the measurement date.

Investment Funds in the direct loans/structured finance strategy are generally subject to a 45 - 180 day redemption notice period and are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months.

Investment Funds in the distressed/credit strategy are generally subject to a 45
- 90 day redemption notice period. Investment Funds representing approximately 5 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is expected over the next 36 months. The remaining approximately 95 percent of the Investment Funds have either initial redemption dates commencing in the future (43 percent) or are available to be redeemed with no restrictions (52 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. In addition, two Investment Funds, with a fair value of $8,171,155, transferred from Level 3 to Level 2 at the measurement date.

The Investment Funds in the global macro strategy are generally subject to a 60
- 90 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Fund's liquidity terms, as of the measurement date.

Investment Funds in the long/short equity strategy are generally subject to a 45
- 60 day redemption notice period and are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds in the multi-strategy strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 16 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 36 months. The remaining approximately 84 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $5,741,742, transferred from Level 3 to Level 2 at the measurement date.

Lastly, Investment Funds in the special situations strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 6 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 94 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2010.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Multi-Strat Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010

* Print the name and title of each signing officer under his or her signature.